Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Automobile Components (2.2%)
*	Aptiv plc	298,186	26,264
	BorgWarner Inc. (XNYS)	262,425	11,633
	Lear Corp.	67,316	8,257
	Autoliv Inc.	93,136	7,591
	Gentex Corp.	268,604	7,054
*	Goodyear Tire & Rubber Co.	336,263	4,617
*	Visteon Corp.	33,515	4,477
*	Fox Factory Holding Corp.	50,154	4,460
*	Adient plc	114,889	3,871
	LCI Industries	31,090	3,359
*	Dorman Products Inc.	33,690	2,764
*	Gentherm Inc.	42,985	2,362
*,1	QuantumScape Corp. Class A	359,882	2,336
	Dana Inc.	171,785	2,211
*,1	Luminar Technologies Inc. Class A	317,249	2,160
*	Modine Manufacturing Co.	73,233	1,998
*	XPEL Inc.	28,140	1,938
	Patrick Industries Inc.	29,092	1,906
*	American Axle & Manufacturing Holdings Inc.	185,949	1,255
	Standard Motor Products Inc.	32,244	1,139
*	Stoneridge Inc.	55,697	911
*,1	Solid Power Inc.	342,303	750
*	Holley Inc.	175,252	519
			103,832
Automobiles (16.3%)
*	Tesla Inc.	3,094,747	631,112
	Ford Motor Co.	4,295,063	51,541
	General Motors Co.	1,524,641	49,414
*	Rivian Automotive Inc. Class A	727,810	10,721
*,1	Lucid Group Inc.	751,490	5,831
	Harley-Davidson Inc.	161,254	5,016
	Thor Industries Inc.	60,189	4,711
	Winnebago Industries Inc.	40,146	2,234
*,1	Fisker Inc.	270,820	1,701
*,1	Faraday Future Intelligent Electric Inc.	2,397,840	591
*,1	Canoo Inc.	1,002,358	557
*,1	Workhorse Group Inc.	645,557	543
*,1	Lordstown Motors Corp. Class A	58,887	200
			764,172
Broadline Retail (25.7%)
*	Amazon.com Inc.	9,116,362	1,099,251
*	MercadoLibre Inc.	42,552	52,722

		Shares	Market Value ($000)
	eBay Inc.	591,522	25,163
*	Etsy Inc.	139,739	11,326
	Macy's Inc.	321,977	4,376
*	Ollie's Bargain Outlet Holdings Inc.	70,239	3,872
	Kohl's Corp.	141,370	2,590
	Nordstrom Inc.	139,018	2,127
	Dillard's Inc. Class A	5,733	1,578
*	Qurate Retail Inc. Series A	874,365	726
*,1	ContextLogic Inc. Class A	72,331	507
*,1	Groupon Inc. Class A	86,827	469
	Big Lots Inc.	83,915	421
			1,205,128
Distributors (1.1%)
	Genuine Parts Co.	155,157	23,107
	LKQ Corp.	297,154	15,675
	Pool Corp.	43,543	13,770
*	Funko Inc. Class A	69,013	842
			53,394
Diversified Consumer Services (1.3%)
	Service Corp. International	172,365	10,964
*	Bright Horizons Family Solutions Inc.	67,384	5,768
	H&R Block Inc.	178,982	5,343
*	Duolingo Inc.	30,651	4,584
*	Grand Canyon Education Inc.	37,324	3,910
*	frontdoor Inc.	101,427	3,127
	Graham Holdings Co. Class B	4,624	2,611
*	Adtalem Global Education Inc.	58,533	2,429
	Strategic Education Inc.	30,492	2,406
*	Stride Inc.	54,026	2,183
	Laureate Education Inc.	177,539	2,148
*	Coursera Inc.	140,432	1,778
	ADT Inc.	304,318	1,732
*	Chegg Inc.	175,416	1,575
*	OneSpaWorld Holdings Ltd.	127,780	1,333
*	Perdoceo Education Corp.	106,636	1,257
*,1	Mister Car Wash Inc.	147,972	1,221
*	Udemy Inc.	117,168	1,172
*,1	European Wax Center Inc. Class A	62,083	1,076
*	Rover Group Inc. Class A	200,245	931
*	2U Inc.	196,348	785
	Carriage Services Inc. Class A	29,685	777
*	WW International Inc.	114,916	754
*,1	Beachbody Co. Inc.	345,909	168
			60,032
Hotels, Restaurants & Leisure (21.3%)
	McDonald's Corp.	717,188	204,478
	Starbucks Corp.	1,249,965	122,047
*	Booking Holdings Inc.	40,967	102,777
*	Chipotle Mexican Grill Inc. Class A	30,131	62,567
*	Airbnb Inc. Class A	452,003	49,616
	Marriott International Inc. Class A	286,959	48,149
	Hilton Worldwide Holdings Inc.	291,006	39,612
	Yum! Brands Inc.	306,707	39,470
	Darden Restaurants Inc.	133,665	21,189
*	Las Vegas Sands Corp.	379,662	20,931
*	Royal Caribbean Cruises Ltd.	254,304	20,591
*	DoorDash Inc. Class A	282,265	18,429

		Shares	Market Value ($000)
*	Expedia Group Inc.	164,500	15,744
	MGM Resorts International	333,097	13,087
*	Carnival Corp.	1,126,219	12,647
	Domino's Pizza Inc.	39,718	11,512
	Wynn Resorts Ltd.	114,654	11,316
	Vail Resorts Inc.	45,413	11,044
	Aramark	264,594	10,446
*	DraftKings Inc. Class A	442,445	10,327
	Churchill Downs Inc.	75,912	10,310
*	Caesars Entertainment Inc.	242,584	9,948
	Texas Roadhouse Inc. Class A	76,300	8,233
*	Norwegian Cruise Line Holdings Ltd.	486,295	7,222
	Wingstop Inc.	34,478	6,874
	Wyndham Hotels & Resorts Inc.	99,645	6,801
*	Planet Fitness Inc. Class A	98,422	6,293
*	Light & Wonder Inc.	105,152	6,129
[1]	Hyatt Hotels Corp. Class A	55,077	5,920
	Boyd Gaming Corp.	88,990	5,671
	Marriott Vacations Worldwide Corp.	41,431	5,105
	Wendy's Co.	212,921	4,686
*	Penn Entertainment Inc.	182,117	4,560
	Choice Hotels International Inc.	39,664	4,501
*	Hilton Grand Vacations Inc.	94,394	4,035
	Travel & Leisure Co.	94,097	3,432
*	Shake Shack Inc. Class A	46,564	3,081
	Papa John's International Inc.	43,093	3,021
	Red Rock Resorts Inc. Class A	62,174	2,835
*	SeaWorld Entertainment Inc.	48,810	2,722
	Bloomin' Brands Inc.	110,329	2,636
	Cracker Barrel Old Country Store Inc.	25,211	2,471
*	Six Flags Entertainment Corp.	92,375	2,360
	Jack in the Box Inc.	26,672	2,309
*	Brinker International Inc.	57,935	2,119
	Cheesecake Factory Inc.	64,840	2,031
*	Dave & Buster's Entertainment Inc.	56,694	1,823
*	Everi Holdings Inc.	123,560	1,718
*,1	Dutch Bros Inc. Class A	54,174	1,536
	Krispy Kreme Inc.	100,599	1,503
*	Playa Hotels & Resorts NV	165,951	1,475
*	Golden Entertainment Inc.	33,537	1,413
	Monarch Casino & Resort Inc.	21,699	1,408
*	Life Time Group Holdings Inc.	73,992	1,407
*	Portillo's Inc. Class A	69,757	1,400
*	Sweetgreen Inc. Class A	144,625	1,378
*	Sabre Corp.	437,035	1,355
	Dine Brands Global Inc.	22,313	1,335
*	BJ's Restaurants Inc.	38,335	1,142
*	Chuy's Holdings Inc.	30,380	1,119
*	Denny's Corp.	97,288	1,077
	RCI Hospitality Holdings Inc.	14,588	1,054
	Ruth's Hospitality Group Inc.	48,818	1,046
*	Accel Entertainment Inc. Class A	109,832	1,025
*,1	Kura Sushi USA Inc. Class A	11,963	975
*,1	Target Hospitality Corp.	64,762	915
*,1	Bowlero Corp.	77,595	889
*	Bally's Corp.	59,230	805
*	Lindblad Expeditions Holdings Inc.	79,278	752
*	First Watch Restaurant Group Inc.	42,225	745

		Shares	Market Value ($000)
*	Soho House & Co Inc.	91,949	554
*,1	Sonder Holdings Inc.	592,231	420
*,1	Vacasa Inc. Class A	359,600	276
*	F45 Training Holdings Inc.	148,194	151
			1,001,980
Household Durables (4.7%)
	DR Horton Inc.	344,710	36,829
	Lennar Corp. Class A	278,803	29,865
*	NVR Inc.	3,592	19,951
	Garmin Ltd.	169,922	17,527
	PulteGroup Inc.	249,230	16,469
	Toll Brothers Inc.	126,319	8,552
	Whirlpool Corp.	62,206	8,043
*	TopBuild Corp.	36,365	7,333
	Tempur Sealy International Inc.	197,426	7,036
*	Mohawk Industries Inc.	62,907	5,790
*	Taylor Morrison Home Corp. Class A	121,558	5,158
	Meritage Homes Corp.	43,238	4,987
	Leggett & Platt Inc.	156,862	4,781
	Newell Brands Inc.	473,451	3,934
	KB Home	89,542	3,880
*	Skyline Champion Corp.	64,811	3,767
*	Tri Pointe Homes Inc.	123,683	3,613
	Installed Building Products Inc.	29,782	3,113
*	LGI Homes Inc.	26,268	2,989
*	Helen of Troy Ltd.	30,176	2,905
	MDC Holdings Inc.	64,962	2,617
*	Cavco Industries Inc.	9,946	2,476
*	M/I Homes Inc.	34,349	2,427
	Century Communities Inc.	37,472	2,384
*	Sonos Inc.	157,647	2,291
*	Green Brick Partners Inc.	37,955	1,817
	La-Z-Boy Inc.	61,805	1,651
*	iRobot Corp.	41,352	1,466
*	Beazer Homes USA Inc.	50,168	1,017
*	GoPro Inc. Class A	242,086	1,017
	Ethan Allen Interiors Inc.	39,977	1,001
*,1	Dream Finders Homes Inc. Class A	48,929	907
*	Vizio Holding Corp. Class A	135,184	883
[1]	Cricut Inc. Class A	84,496	797
*	Lovesac Co.	33,998	717
*	Traeger Inc.	168,926	623
*,1	Tupperware Brands Corp.	174,082	155
			220,768
Leisure Products (1.1%)
	Hasbro Inc.	149,566	8,877
*	Mattel Inc.	405,830	7,065
	Polaris Inc.	62,603	6,743
	Brunswick Corp.	82,675	6,242
*	YETI Holdings Inc.	104,274	3,813
*	Topgolf Callaway Brands Corp.	185,282	3,163
*	Peloton Interactive Inc. Class A	393,228	2,863
	Acushnet Holdings Corp.	45,396	2,032
*	Vista Outdoor Inc.	75,535	2,011
*	Malibu Boats Inc. Class A	29,951	1,571
	Sturm Ruger & Co. Inc.	26,763	1,380
	Smith & Wesson Brands Inc.	84,102	986

		Shares	Market Value ($000)
	Johnson Outdoors Inc. Class A	13,117	745
	Clarus Corp.	76,579	633
*	AMMO Inc.	337,937	595
*	Latham Group Inc.	159,648	575
*	Solo Brands Inc. Class A	96,859	399
			49,693
Specialty Retail (20.3%)
	Home Depot Inc.	1,099,339	311,608
	Lowe's Cos. Inc.	648,554	130,444
	TJX Cos. Inc.	1,254,828	96,358
*	O'Reilly Automotive Inc.	67,184	60,688
*	AutoZone Inc.	20,102	47,980
	Ross Stores Inc.	374,769	38,834
	Tractor Supply Co.	120,977	25,356
*	Ulta Beauty Inc.	55,260	22,647
	Best Buy Co. Inc.	218,577	15,884
*	CarMax Inc.	177,088	12,788
*	Burlington Stores Inc.	72,843	10,960
*	Five Below Inc.	62,498	10,782
*	Floor & Decor Holdings Inc. Class A	114,274	10,434
	Dick's Sporting Goods Inc.	70,519	8,992
	Bath & Body Works Inc.	246,707	8,694
	Williams-Sonoma Inc.	74,759	8,486
	Valvoline Inc.	197,013	7,585
	Lithia Motors Inc. Class A	31,605	7,373
*,1	GameStop Corp. Class A	299,331	7,199
	Murphy USA Inc.	23,917	6,611
*	AutoNation Inc.	38,681	5,064
	Advance Auto Parts Inc.	67,930	4,951
*	RH	19,991	4,897
*	Asbury Automotive Group Inc.	23,181	4,847
	Academy Sports & Outdoors Inc.	91,022	4,456
	Penske Automotive Group Inc.	30,035	4,151
*,1	Wayfair Inc. Class A	94,332	3,804
	Group 1 Automotive Inc.	16,478	3,683
*	Chewy Inc. Class A	119,514	3,525
	Signet Jewelers Ltd.	52,341	3,323
	Foot Locker Inc.	104,490	2,646
*	Boot Barn Holdings Inc.	38,566	2,608
*	National Vision Holdings Inc.	101,990	2,575
	American Eagle Outfitters Inc.	234,504	2,385
*	Urban Outfitters Inc.	75,111	2,315
*	Abercrombie & Fitch Co. Class A	71,063	2,205
	Gap Inc.	271,150	2,175
*	Leslie's Inc.	228,903	2,170
*	ODP Corp.	48,835	1,956
	Upbound Group Inc.	64,471	1,928
*	Victoria's Secret & Co.	92,841	1,896
	Monro Inc.	43,022	1,780
*,1	Carvana Co. Class A	136,386	1,762
*	Sally Beauty Holdings Inc.	153,984	1,734
	Camping World Holdings Inc. Class A	61,496	1,657
	Winmark Corp.	4,423	1,442
	Buckle Inc.	45,684	1,403
*	Overstock.com Inc.	72,032	1,349
*,1	Warby Parker Inc. Class A	115,042	1,267
	Franchise Group Inc.	38,954	1,134
	Sonic Automotive Inc. Class A	26,762	1,109

		Shares	Market Value ($000)
*	MarineMax Inc.	38,437	1,091
*	Petco Health & Wellness Co. Inc. Class A	142,065	1,085
	Guess? Inc.	56,127	1,078
*	Revolve Group Inc.	69,234	1,054
*	Chico's FAS Inc.	220,051	999
	Caleres Inc.	56,646	978
*	America's Car-Mart Inc.	11,347	925
*	EVgo Inc.	213,926	847
	Aaron's Co. Inc.	67,363	825
*	Sleep Number Corp.	45,410	824
	Arko Corp.	112,861	818
	Hibbett Inc.	22,480	810
	Haverty Furniture Cos. Inc.	30,190	797
*	Stitch Fix Inc. Class A	210,882	757
	PetMed Express Inc.	50,923	755
*	OneWater Marine Inc. Class A	26,498	736
	Shoe Carnival Inc.	36,199	708
*	Zumiez Inc.	43,336	696
	Designer Brands Inc. Class A	108,429	680
*	1-800-Flowers.com Inc. Class A	74,671	606
*	Arhaus Inc.	81,803	578
*	Sportsman's Warehouse Holdings Inc.	109,960	498
*	Genesco Inc.	26,709	482
*,1	Children's Place Inc.	30,656	461
*,1	BARK Inc.	424,737	442
*	ThredUP Inc. Class A	198,630	411
*	Lands' End Inc.	56,484	354
*	Conn's Inc.	73,459	298
			952,493
Textiles, Apparel & Luxury Goods (5.8%)
	NIKE Inc. Class B	1,339,424	140,988
*	Lululemon Athletica Inc.	126,824	42,097
*	Deckers Outdoor Corp.	29,488	14,007
	Tapestry Inc.	265,562	10,628
*	Crocs Inc.	70,724	7,941
*	Skechers USA Inc. Class A	153,750	7,898
	VF Corp.	379,656	6,538
	PVH Corp.	72,799	6,262
*	Capri Holdings Ltd.	146,718	5,150
	Ralph Lauren Corp. Class A	48,334	5,138
	Columbia Sportswear Co.	45,819	3,383
	Carter's Inc.	47,483	2,952
	Steven Madden Ltd.	91,383	2,852
	Kontoor Brands Inc.	64,265	2,516
	Oxford Industries Inc.	20,992	2,098
	Hanesbrands Inc.	478,638	1,967
*	Under Armour Inc. Class C	274,646	1,807
*	Under Armour Inc. Class A	250,488	1,806
	Levi Strauss & Co. Class A	133,874	1,771
	Wolverine World Wide Inc.	114,435	1,531
*	G-III Apparel Group Ltd.	70,572	1,135
	Movado Group Inc.	33,088	842
*,1	Allbirds Inc. Class A	422,336	498
*	Fossil Group Inc.	202,900	412
*,1	PLBY Group Inc.	222,417	336
			272,553
Total Common Stocks (Cost $4,839,036)			4,684,045

		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $30,662)	306,711	30,665
Total Investments (100.5%) (Cost $4,869,698)			4,714,710
Other Assets and Liabilities—Net (-0.5%)			(22,931)
Net Assets (100.0%)			4,691,779
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,288,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $23,353,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MercadoLibre Inc.	8/31/23	BANA	8,425	(5.054)	—	(38)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,684,045	—	—	4,684,045
Temporary Cash Investments	30,665	—	—	30,665
Total	4,714,710	—	—	4,714,710
Derivative Financial Instruments
Liabilities
Swap Contracts	—	38	—	38